Accrued Expenses and Other Payables	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Accrued expenses and other payables
7.	Accrued expenses and other payables
Accrued expenses and other payables mainly represents accrued salaries and other payables for professional fees.